Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	JACADA LTD
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Central Index Key	0001095747
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	4,159,134

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 3,687	$ 2,944
Marketable securities		4,592
Trade receivables	1,710	2,299
Restricted cash	503	487
Prepaid expenses	191	213
Other current assets	523	550
Total current assets	6,614	11,085
LONG-TERM ASSETS:
Marketable securities	5,839	6,084
Severance pay fund	149	196
Other assets	51	65
Property and equipment, net	560	633
Total long-term assets	6,599	6,978
Total assets	13,213	18,063
CURRENT LIABILITIES:
Trade payables	1,008	1,607
Accrued expenses and other liabilities	1,603	1,470
Deferred revenues	2,332	738
Total current liabilities	4,943	3,815
LONG-TERM LIABILITIES:
Accrued severance pay	359	400
Other long-term liabilities	168
Total long-term liabilities	527	400
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2012 and 2011; Issued: 5,270,930 shares at December 31, 2012 and 2011; Outstanding: 4,159,134 shares at December 31, 2012 and 2011	60	60
Additional paid-in capital	75,860	75,862
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2012 and 2011	(17,863)	(17,863)
Accumulated other comprehensive income	1,282	941
Accumulated deficit	(51,596)	(45,152)
Total shareholders' equity	7,743	13,848
Total liabilities and shareholders' equity	$ 13,213	$ 18,063

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	7,500,000	7,500,000
Ordinary shares, shares issued	5,270,930	5,270,930
Ordinary shares, shares outstanding	4,159,134	4,159,134
Treasury shares at cost, shares	1,111,796	1,111,796

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Software licenses	$ 1,111	$ 1,123	$ 1,635
Services	6,867	8,448	13,043
Maintenance	2,789	2,815	2,477
Total revenues	10,767	12,386	17,155
Cost of revenues:
Software licenses	62	93	349
Services	6,018	7,525	10,115
Maintenance	629	758	778
Total cost of revenues	6,709	8,376	11,242
Gross profit	4,058	4,010	5,913
Operating expenses:
Research and development	3,541	2,910	3,478
Sales and marketing	4,787	3,556	4,993
General and administrative	2,975	4,268	4,789
Goodwill impairment			3,096
Restructuring costs			196
Total operating expenses	11,303	10,734	16,552
Operating loss	(7,245)	(6,724)	(10,639)
Financial income (expenses), net	856	(12)	79
Loss before taxes	(6,389)	(6,736)	(10,560)
Income tax expense	55	62	49
Net loss	$ (6,444)	$ (6,798)	$ (10,609)
Basic and diluted net loss per share	$ (1.55)	$ (1.63)	$ (2.55)
Weighted average number of shares used in computing basic and diluted net loss per share	4,159,134	4,159,134	4,158,227

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Loss	$ (6,444)	$ (6,798)	$ (10,609)
Other comprehensive income (loss):
Foreign currency translation adjustments	111	25	(146)
Unrealized gain (loss) from hedge derivatives	166	(151)	34
Unrealized gain on marketable securities	753	272	251
Other than temporary impairment on marketable securities		336	95
Gain on sale of marketable securities	(689)	(28)	(25)
Total comprehensive loss	$ (6,103)	$ (6,344)	$ (10,400)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	(Accumulated Deficit) [Member]
Balance at Dec. 31, 2009	$ 30,152	$ 60	$ 75,422	$ (17,863)	$ 278	$ (27,745)
Balance, shares at Dec. 31, 2009		4,144,752
Exercise of stock options	75		75
Exercise of stock options, shares		14,382
Stock-based compensation related to options granted to employees and directors	330		330
Stock-based compensation related to options granted to non-employees	2		2
Net loss	(10,609)					(10,609)
Other comprehensive income	209				209
Balance at Dec. 31, 2010	20,159	60	75,829	(17,863)	487	(38,354)
Balance, shares at Dec. 31, 2010	5,270,930	4,159,134
Stock-based compensation related to options granted to employees and directors	33		33
Net loss	(6,798)					(6,798)
Other comprehensive income	454				454
Balance at Dec. 31, 2011	13,848	60	75,862	(17,863)	941	(45,152)
Balance, shares at Dec. 31, 2011	5,270,930	4,159,134
Stock-based compensation related to options granted to employees and directors	(2)		(2)
Net loss	(6,444)					(6,444)
Other comprehensive income	341				341
Balance at Dec. 31, 2012	$ 7,743	$ 60	$ 75,860	$ (17,863)	$ 1,282	$ (51,596)
Balance, shares at Dec. 31, 2012	5,270,930	4,159,134

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (6,444)	$ (6,798)	$ (10,609)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation	351	394	497
Goodwill impairment			3,096
Stock-based compensation related to options granted to employees, non-employees and directors	(2)	33	332
Accrued interest and amortization of premium on marketable securities	1	4	149
Loss (gain) on marketable securities	(689)	308	70
Accrued severance pay, net	6	24	(39)
Decrease in trade receivables	698	1,799	868
Decrease in other current assets and prepaid expenses	142	209	840
Increase (decrease) in trade payables	(600)	82	(109)
Increase (decrease) in accrued expenses and other liabilities	173	(167)	(439)
Increase (decrease) in deferred revenues	1,591	(290)	388
Decrease in other long-term liabilities		(44)	(79)
Other	9	14	54
Net cash used in operating activities	(4,764)	(4,432)	(4,981)
Cash flow from investing activities:
Investment in marketable securities			(10,992)
Proceeds from the sale of marketable securities	5,590	1,629	9,711
Purchase of property and equipment	(81)	(177)	(424)
Proceeds from sale of property and equipment	1	5	10
Decrease (increase) in restricted cash	(16)	6	64
Net cash provided by (used in) investing activities	5,494	1,463	(1,631)
Cash flow from financing activities:
Proceeds from exercise of stock options			75
Net cash provided by financing activities			75
Effect of exchange rate changes on cash flows	13	(32)	(142)
Increase (decrease) in cash and cash equivalents	743	(3,001)	(6,679)
Cash and cash equivalents at the beginning of the year	2,944	5,945	12,624
Cash and cash equivalents at the end of the year	3,687	2,944	5,945
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	65	78	213
Non-cash investing information:
Investment in leasehold improvements upon accrued expenses and other liabilities	40
Investment in leasehold improvements upon other long-term liabilities	$ 168

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Jacada Ltd. ("Jacada") and its subsidiaries (collectively - "the Company") develop, market and support unified service desktop and process optimization solutions that simplify and automate customer service processes. The Company generates revenues from licensing its software products and from services such as implementation and customization, consulting, training and maintenance and support.

Jacada Ltd.'s wholly-owned subsidiaries include Jacada, Inc., a corporation organized under the laws of the state of Delaware, Jacada (Europe) Limited, a company organized under the laws of England. Jacada (Europe) Limited owns 100% of the stock of Jacada Deutschland GmbH, a limited liability company organized under the laws of Germany. The majority of the Company's sales are made in North America and Europe.

On October 2, 2012, the Company signed an agreement for the sale of Jacada Nordic AB, a company organized under the laws of Sweden, for a nominal amount.

b.	As for major customers, see Note 11b.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values associated with revenue recognition, tax positions, and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of Jacada and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Jacada and certain subsidiaries.

Jacada and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Jacada and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with Accounting Standard Codification 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, reported in accumulated other comprehensive income in shareholders' equity. The amortized cost of debt marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in financial income, net.

Interest on securities is included in financial income, net. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of operations.

The Company's securities are reviewed for impairment in accordance with the impairment model in ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments".

Under the impairment model, for debt securities, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

For equity securities, an entity is required to recognize in earnings all declines in fair value below the cost basis that are considered other than temporary. However, if the entity evaluates that the impairment is not other-than-temporary but does not have the intent and ability to hold the equity security until the anticipated recovery of its cost basis, an impairment loss is recognized in earnings.

The Company reviews various factors in determining whether it should recognize an impairment charge for its marketable securities, including its intent and ability to hold the investment for a period of time sufficient for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than its cost basis, the credit ratings of the securities and the financial condition and near-term prospects of the issuer.

Based on the Company's consideration of these factors, the Company recorded an other-than-temporary impairment charge of $0, $ 336 and $ 95 to financial expenses in 2012, 2011 and 2010, respectively, on several of its equity marketable securities due to a continued decrease in their market value. The gain on sale of marketable securities previously impaired for the years ended December 31, 2012, 2011 and 2010 amounted to $ 163, $ 9 and $ 0, respectively.

f.	Restricted cash:

Restricted cash is invested in bank deposits, which are pledged in favor of the banks which provide to the Company guarantees with respect to office lease agreements. credit card and hedging transactions.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

h.	Impairment of long-lived assets:

The Company's long-lived assets, other than goodwill, are reviewed for impairment in accordance with ASC 360, "Property Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2012, 2011 and 2010, no impairment losses were identified.

i.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

Goodwill attributable to the Company's single reporting unit as defined under ASC 350 was tested for impairment by comparing its fair value with its carrying value. Fair value was determined using the Company's market capitalization and the discounted cash flows method. In year 2010, the first phase of the goodwill impairment test indicated that the Company's fair value was less than its carrying value. As a result, the Company performed the second phase of the goodwill impairment test, which indicated that the implied fair value of the Company's goodwill was less than the carrying amount of that goodwill.

As a result, the Company fully impaired the goodwill carrying amount and recognized an impairment charge of $ 3,096 in 2010.

j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. No material costs are incurred by the Company between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs have been expensed as incurred.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

As of December 31, 2012 and 2011 there is no provision for uncertain tax benefits.

l.	Revenue recognition:

The Company derives its revenue principally from:

•	the initial sales of licenses to use the Company's products, including professional services such as customization, implementation and integration services,
•	incremental license fees resulting from a customer's increase in agent licenses required,
•	post-implementation consulting and integration services for the Company's solutions, and
•
the recurring revenue from ongoing support and maintenance, also called post-contract support or PCS, which includes telephone support, bug repairs, and rights to receive upgrades and enhancements to licensed software on a when-and-if-available basis.

Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements, not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company does not grant a right of return to its customers. In transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified subjective criteria, or for evaluation purposes, the Company recognizes revenues only when such acceptance has been obtained or as the acceptance provision lapses. However, in transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified objective criteria, the Company recognizes revenue if it can demonstrate that the delivered product meets the specified criteria prior to customer acceptance.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with customization, implementation and integration services. In arrangements which include significant customization of software and services, the Company accounts for the services together with the software under contract accounting in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts".

Revenues recognized in accordance with ASC 605-35 are accounted for using the percentage of completion method. The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Revenue from software that does not require services, including licenses sold subsequent to the initial installation, is recognized upon delivery, assuming all other revenue recognition criteria has been met.

Revenue from post-implementation consulting and integration services is recognized as work is performed.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

Revenues from software arrangements involving multiple elements, such as software, post-contract customer support and maintenance, consulting and training, are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. The residual method of allocation requires an entity to first allocate revenue to the fair value of the undelivered elements (maintenance and other services) and the residual revenue to the delivered element (software licenses). Any discount in the arrangement is allocated to the delivered element.

VSOE of fair value for maintenance and other services is generally determined based on the price charged for the undelivered element when sold separately or where actual maintenance renewals have not yet occurred, VSOE of fair value is based on the stated maintenance renewal rate specified in the contract. The Company's process for establishing VSOE of fair value of maintenance services (PCS) is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers. The Company's process for the establishment of VSOE of fair value for professional services is through a performance of an analysis of the entire population of separate sales of services.

The Company accounts for reimbursements received for out-of-pocket expenses incurred, in accordance with ASC 605-45-45, "Reimbursements Received for Out-of-Pocket Expenses Incurred", under which reimbursements received for out-of-pocket expenses incurred should be characterized as revenue in the income statement. The reimbursements received for out-of-pocket expenses for years ended December 31, 2012, 2011 and 2010 amounted to $ 287, $ 531 and $ 657, respectively.

m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718 "Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company used its historical stock prices for calculating volatility. The risk-free interest rate assumption is based on the rate of zero-coupon U.S. government securities appropriate for the expected term of the Company's employee stock options. The Company determined the expected life of the options according to the average of the vesting period and the expiration period.

The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. The fair value for options granted in 2012, 2011 and 2010 was estimated at the date of grant using the following weighted average assumptions:

	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	50%	48%	47%
Risk-free interest	1.16%	1.56%	1.67%
Expected term (years)	5.6	4.5	4.5

n.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 161, $ 82 and $ 224, respectively.

o.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Israeli employees are entitled to severance equal to one month's salary for each year of employment or a portion thereof. The Company's liability for its Israeli employees, not under section 14 discussed below, is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing from 2005, new employees of the Company are subject to Section 14 of the Severance Pay Law, under which the payments to the pension funds and insurance companies discharge the Company's obligation to the employees. Accumulated amounts in the pension funds and with the insurance companies are not under the control or administration of the Company, and accordingly, neither those amounts nor the corresponding accrual for severance pay are reflected in the balance sheet. The obligations of the Company, under law and labor agreements, related to termination benefits to employees not covered through section 14 mentioned above, are included in the accrued severance payable.

The severance pay expense for the years ended December 31, 2012, 2011 and 2010 amounted to $ 398, $ 264 and $ 576, respectively.

p.	Fair value of financial instruments:

The Company applies the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 -	Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, trade receivables, other current assets, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

q.	Derivative instruments:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

r.	Net earnings (loss) per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus potentially dilutive Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

All outstanding stock options have been excluded from the calculation of the diluted net earnings (loss) per share from continuing operations because the securities are anti-dilutive for all periods presented. The total weighted average number of shares related to the outstanding stock options excluded from the calculations of diluted net earnings (loss) per share due to their anti-dilutive effect were 513,691, 484,935 and 648,097 for the years ended December 31, 2012, 2011 and 2010, respectively.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade receivables and restricted cash.

Cash, cash equivalents and restricted cash are invested mainly in U.S. dollars with major banks in the United States, Israel and other international banks. Such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and therefore bear minimal risk.

The Company's marketable securities include investments in equity and corporate debentures. The Company's investment policy limits the amount the Company may invest in any one type of issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are mainly derived from sales to customers in North America and Europe. In judging the probability of collection from customers the Company continuously monitors collection and payments based upon the Company's historical experience of its existing customers. In connection with customers with whom the Company does not have previous experience, it evaluates the creditworthiness of those customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

t.	Treasury shares:

The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

u.	Restructuring:

Exit or Disposal Cost Obligations related to one-time termination benefits provided to terminated employees which no longer provide services to the Company are recorded to the statement of operations as incurred in accordance with Accounting Standard Codification 420, "Exit or Disposal Cost Obligations" ("ASC 420").

On August 10, 2010, the Company implemented a global Restructuring Plan (the "2010 Plan") which included a reduction in the Company's work force in order to align the Company's operations and expenses with anticipated near term revenues. These changes resulted in a 15% reduction in workforce worldwide. The Company recorded $ 181 related to one-time termination benefits provided to terminated employees. As of December 31, 2010, all terminated employees no longer provided services to the Company. In addition, the Company incurred a loss on the disposal of property and equipment in the amount of $ 15.

v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains on marketable securities.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The Company invests in debt and equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2012				December 31, 2011
	Amortized	Gross unrealized	Gross unrealized	Fair	Amortized	Gross unrealized	Gross unrealized	Fair
	cost	Gains	Losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$4,804	$1,076	$(41)	$5,839	$9,146	$1,087	$(117)	$10,116
Corporate debentures	-	-	-	-	559	1	-	560

	$4,804	$1,076	$(41)	$5,839	$9,705	$1,088	$(117)	$10,676

As of December 31, 2012 the Company no longer held investments in marketable securities and corporate debentures with contractual maturity dates.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Computers and peripheral equipment	$3,331	$3,845
Office furniture and equipment	518	601
Motor Vehicles	13	13
Leasehold improvements	397	456

	4,259	4,915
Accumulated depreciation	3,699	4,282

Depreciated cost	$560	$633

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $ 351, $ 394 and $ 497, respectively.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2012	2011

Employees and payroll accruals	$1,160	$948
Accrued expenses	443	522

	$1,603	$1,470

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2018. Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$357
2014	456
2015	272
2016	214
2017	220
2018	37

$1,556

Total rent expenses for the years ended December 31, 2012, 2011 and 2010 were approximately $ 527, $ 717 and $ 686, respectively.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 7:-	DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and option strategies to purchase and sell foreign currencies to hedge a significant portion of its anticipated New Israeli Shekel ("NIS") payroll payments. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year.

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income, a separate component of shareholders' equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. As the critical terms of the forward contract or option strategies and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, are recognized immediately in financial income (expenses), net.

Gain (loss) on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income into cost of maintenance, research and development, sales and marketing and general and administrative for the year ended December 31, 2012 were $ 2, $ 43, $25 and $ 16, respectively. There was no ineffective portion of the change in fair value of a cash flow hedge for the years ended December 31, 2011 and 2010. There was $ 5   ineffective portion of the change in fair value of a cash flow hedge for the year ended December 31, 2012.

The Company's derivatives expose it to credit risks from possible non-performance by counterparties. As of December 31, 2012, the Company was not exposed to any loss due to credit risk by counterparties to its derivative financial instruments. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The notional amounts of the Company's derivative instruments as of December 31, 2012 amounted to $ 1,761. Notional values are dollar translated and calculated based on forward rates as of December 31, 2012. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

As of December 31, 2012, amounts related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income totaled $ 88 which will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. Gains from cash flow hedges recognized in other comprehensive income in the year ended December 31, 2012 amounted to $ 166.

The Company records all derivative instruments on the balance sheet at fair value. The fair value of the open foreign exchange contracts appears on its consolidated balance sheets as of December 31, 2012, as an asset in other current assets, in the amount of $ 88.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2011 and 2012 is summarized below

		December 31,
	Balance sheet location	2012	2011
Assets

Foreign exchange option contracts	Other current assets	$7	-
Foreign exchange forward contracts		81	-

		$88	-
Liabilities

Foreign exchange option contracts	Accrued expenses and other liabilities	$-	$(16)
Foreign exchange forward contracts		-	(62)

		$-	$(78)

Derivatives assets (liabilities), net		$88	$(78)

The effect of derivative instruments in cash flow hedging relationships on the net loss and other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$11	$(16)	$-
Foreign exchange forward contracts	69	(70)	124

	$80	$(86)	$124

The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2012:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(78)
Reclassification to earnings of realized loss on foreign currency cash flow hedge	86
Unrealized net gain on foreign currency cash flow hedge	80
Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of December 31, 2012	$88

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location in Statement of Operation	2012	2011	2010

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$(11)	$-	$-
Foreign exchange forward contracts	Financial expense	(5)	-	-
Foreign exchange forward contracts	Cost of sales and operating expenses	(70)	65	90

		$(86)	$65	$90

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company values its marketable securities, using quoted prices in markets that are considered active and not considered active, but for which all significant inputs are observable, either directly or indirectly. The Company's marketable securities are classified within Level 1 and Level 2 of the fair value hierarchy. Equity securities are classified as Level 1 and the corporate debentures and marketable securities are classified as Level 2. In accordance with ASC 820, the Company does not adjust the quoted price for such instruments. The types of instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency (Level 2) include corporate debentures and U.S government treasuries.

The Company values its foreign currency derivative contracts using a market approach. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$5,839	$-	$-	$5,839
Foreign currency derivative contracts	-	88	-	88

Total	$5,839	$88	$-	$5,927

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$10,116	$-	$-	$10,116
Corporate debentures	-	560	-	560
Foreign currency derivative contracts	-	(78)	-	(78)

Total	$10,116	$482	$-	$10,598

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

On October 9, 2011 the Company voluntarily delisted its shares from trade at the Tel Aviv Stock Exchange.

Since October 1999, the Company's shares had been traded on the NASDAQ Global Market. On October 19, 2012 Company's shares were delisted from the NASDAQ Global Market because the Company failed to comply with the NASDAQ requirement to have a market value of publicly held shares of at least $5 million. Since then the Company's shares are traded in the over-the-counter market in the OTCQB Marketplace.

b.	Options issued to employees and directors:

As of December 31, 2012, the Company had three Incentive Share Option Plans (the 1999, 2003 and 2012 plans), which provide for the grant of options to officers, management, employees and key employees, directors, consultants and others of up to 2,465,113 of the Company's Ordinary shares. The options granted generally become fully exercisable after two to four years and expire between 7 to 10 years from the grant date. Any options from 1999, 2003 and 2012 plans that are forfeited or canceled before expiration become available for future grants.

Pursuant to the option plans, the exercise price of options shall be determined by the Company's Board of Directors or the Company's compensation committee but may not be less than the par value of the Ordinary shares.

As of December 31, 2012, an aggregate of 1,042,455 Ordinary shares of the Company were still available for future grant under the Incentive Share Option Plans.

A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2012 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	469,864	$9.45	3.77	$-
Granted	338,473	$1.47
Forfeited	203,627	$9.21

Outstanding at end of year	604,710	$5.07	4.72	-

Exercisable options at end of year	225,023	$10.7	1.78	-

Vested and expected-to-vest at end of year	472,596	$6.09	4.1	-

The total intrinsic value of stock options exercised during 2010 was $ 23. No options were exercised during 2011 and 2012.

The weighted-average estimated grant date fair value of employee stock options granted during the years 2012, 2011 and 2010 was $ 0.69, $ 1.14 and $ 2.10, respectively.

Stock-based compensation (gain) expense in respect of options granted to employees amounted to $ (2), $ 33 and $ 330 for the years ended December 31, 2012, 2011 and 2010, respectively. The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$22	$(24)	$31
Research and development	5	10	(4)
Sales and marketing	20	21	(21)
General and administrative	(49)	26	324

Total	$(2)	$33	$330

c.	Options issued to consultants:

The Company's outstanding options to consultants as of December 31, 2012, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

2004	7,500	$11.76	7,500	2014

	7,500		7,500

Stock-based compensation expense in respect of options granted to non employees amounted to $ 0, $ 0 and $ 2 for the years ended December 31, 2012, 2011 and 2010, respectively.

d.
As of December 31, 2012, there was $ 132 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.42 years.

e.
During 2008, the Company purchased a total of 1,111,796 of its Ordinary shares pursuant to a share repurchase program as well as a self tender offer conducted by the Company. Such shares are held by the Company as treasury shares and are presented at cost. Under the Companies Law for so long as such treasury shares are owned by the Company they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to the Company's shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders.

f.
In November 2010, the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1) (i.e., four ordinary shares, NIS 0.01 nominal value each, will be combined into one ordinary share NIS 0.04 nominal value). All ordinary share and per share data included in these financial statements for all periods presented have been retroactively adjusted to reflect the reverse split. The Company's articles of association were amended and the authorized share capital of the Company is NIS 300,000 divided into 7,500,000 Ordinary shares, par value NIS 0.04 per share.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Investment law"):

Various industrial projects of Jacada have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. According to the provisions of the Investment Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's and Privileged Enterprise income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of Jacada. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

As the Company currently has no taxable income, these benefits have not yet commenced for all programs since inception.

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company believes it meets all the criteria to be classified as "industrial company", as defined by this law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

c.	Net operating losses carryforward:

As of December 31, 2012, the Company had an Israeli net operating loss carryforward of approximately $ 43,000 which can be carried forward and offset against taxable income with no expiration date.

As of December 31, 2012, the U.S subsidiary had a U.S. net operating loss carryforward for income tax purposes of approximately $ 837. The net operating loss carryforward expires within 10 to 14 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2012, the European subsidiaries had net operating losses carryforward for income tax purposes, of approximately $ 2,500 which can be carried forward and offset against taxable income with no expiration date.

d.	Theoretical tax:

In 2012, 2011 and 2010, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carried forward due to the uncertainty of the realization of such tax benefits and current year adjustments to the full valuation allowance provided on the carryforward tax losses.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011

Deferred tax assets:

Operating loss carryforward	$11,862	$10,628
Reserves and allowances	1,622	1,270

Total deferred tax asset before valuation allowance	13,484	11,898
Valuation allowance	(13,484)	(11,898)

Net deferred tax assets	$-	$-

The Company has provided a full valuation allowances in respect of deferred tax assets resulting from tax loss carryforward and temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets will not be realized in the foreseeable future.

f.	Loss from before taxes is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$(7,598)	$(7,843)	$(11,403)
Foreign	1,209	1,107	843

	$(6,389)	$(6,736)	$(10,560)

g.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

h.	Income tax expense is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current income tax expenses	$55	$62	$49

	$55	$62	$49

Domestic	$-	$-	$-
Foreign	55	62	49

	$55	$62	$49

i.	As of December 31, 2012, the Jacada's 2008 tax filling has received final tax assessments.

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 11:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

a.	Summary information about geographical areas:

The Company manages its business on a basis of one reportable segment (see Note 1a for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2012	2011	2010

North America	$6,229	$5,883	$8,948
United Kingdom	2,691	4,991	5,754
Other	1,847	1,512	2,453

	$10,767	$12,386	$17,155

	December 31,
	2012	2011
Property and Equipment:

North America	$400	$311
Israel	158	301
Other	2	21

	$560	$633

b.	Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010

Customer A	22%	38%	30%
Customer B	18%	1%	-
Customer C	10%	9%	6%
Customer D	6%	12%	-
Customer E	3%	9%	14%

SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME
NOTE 12:-	SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME

a.	Financial income (expenses), net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Foreign currency translation adjustments	$-	$43	$-
Realized gain on marketable securities	689	28	25
Interest and amortization/accretion of premium/discount on marketable securities	7	38	94
Dividend on equity marketable securities	216	260	155

	912	369	274
Financial expenses:
Other than temporary impairment of marketable securities	-	(336)	(95)
Bank charges	(33)	(45)	(45)
Foreign currency translation adjustments	(23)	-	(55)

	(56)	(381)	(195)

	$856	$(12)	$79

b.	Allowance for doubtful accounts:

The balance of the allowance for doubtful accounts for the years ended December 31, 2012, 2011 and 2010, was $ 0.

There was no change in the allowance for doubtful accounts for the years ended December 31, 2012 and 2011. The change in the allowance for doubtful accounts for the year ended 2010 was $ 3.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values associated with revenue recognition, tax positions, and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in U.S. dollars
Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of Jacada and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Jacada and certain subsidiaries.

Jacada and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
Principles of consolidation:

The consolidated financial statements include the accounts of Jacada and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
Cash equivalents:
Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Investments in marketable securities
Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with Accounting Standard Codification 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, reported in accumulated other comprehensive income in shareholders' equity. The amortized cost of debt marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in financial income, net.

Interest on securities is included in financial income, net. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of operations.

The Company's securities are reviewed for impairment in accordance with the impairment model in ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments".

Under the impairment model, for debt securities, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

For equity securities, an entity is required to recognize in earnings all declines in fair value below the cost basis that are considered other than temporary. However, if the entity evaluates that the impairment is not other-than-temporary but does not have the intent and ability to hold the equity security until the anticipated recovery of its cost basis, an impairment loss is recognized in earnings.

The Company reviews various factors in determining whether it should recognize an impairment charge for its marketable securities, including its intent and ability to hold the investment for a period of time sufficient for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than its cost basis, the credit ratings of the securities and the financial condition and near-term prospects of the issuer.

Based on the Company's consideration of these factors, the Company recorded an other-than-temporary impairment charge of $0, $ 336 and $ 95 to financial expenses in 2012, 2011 and 2010, respectively, on several of its equity marketable securities due to a continued decrease in their market value. The gain on sale of marketable securities previously impaired for the years ended December 31, 2012, 2011 and 2010 amounted to $ 163, $ 9 and $ 0, respectively.

Restricted cash
Restricted cash:

Restricted cash is invested in bank deposits, which are pledged in favor of the banks which provide to the Company guarantees with respect to office lease agreements. credit card and hedging transactions.

Property and equipment
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

Impairment of long-lived assets
Impairment of long-lived assets:

The Company's long-lived assets, other than goodwill, are reviewed for impairment in accordance with ASC 360, "Property Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2012, 2011 and 2010, no impairment losses were identified.

Goodwill
Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

Goodwill attributable to the Company's single reporting unit as defined under ASC 350 was tested for impairment by comparing its fair value with its carrying value. Fair value was determined using the Company's market capitalization and the discounted cash flows method. In year 2010, the first phase of the goodwill impairment test indicated that the Company's fair value was less than its carrying value. As a result, the Company performed the second phase of the goodwill impairment test, which indicated that the implied fair value of the Company's goodwill was less than the carrying amount of that goodwill.

As a result, the Company fully impaired the goodwill carrying amount and recognized an impairment charge of $ 3,096 in 2010.

Research and development costs
Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. No material costs are incurred by the Company between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs have been expensed as incurred.

Income taxes
Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

As of December 31, 2012 and 2011 there is no provision for uncertain tax benefits.

Revenue recognition
Revenue recognition:

The Company derives its revenue principally from:

•	the initial sales of licenses to use the Company's products, including professional services such as customization, implementation and integration services,
•	incremental license fees resulting from a customer's increase in agent licenses required,
•	post-implementation consulting and integration services for the Company's solutions, and
•
the recurring revenue from ongoing support and maintenance, also called post-contract support or PCS, which includes telephone support, bug repairs, and rights to receive upgrades and enhancements to licensed software on a when-and-if-available basis.

Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements, not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company does not grant a right of return to its customers. In transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified subjective criteria, or for evaluation purposes, the Company recognizes revenues only when such acceptance has been obtained or as the acceptance provision lapses. However, in transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified objective criteria, the Company recognizes revenue if it can demonstrate that the delivered product meets the specified criteria prior to customer acceptance.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with customization, implementation and integration services. In arrangements which include significant customization of software and services, the Company accounts for the services together with the software under contract accounting in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts".

Revenues recognized in accordance with ASC 605-35 are accounted for using the percentage of completion method. The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Revenue from software that does not require services, including licenses sold subsequent to the initial installation, is recognized upon delivery, assuming all other revenue recognition criteria has been met.

Revenue from post-implementation consulting and integration services is recognized as work is performed.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

Revenues from software arrangements involving multiple elements, such as software, post-contract customer support and maintenance, consulting and training, are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. The residual method of allocation requires an entity to first allocate revenue to the fair value of the undelivered elements (maintenance and other services) and the residual revenue to the delivered element (software licenses). Any discount in the arrangement is allocated to the delivered element.

VSOE of fair value for maintenance and other services is generally determined based on the price charged for the undelivered element when sold separately or where actual maintenance renewals have not yet occurred, VSOE of fair value is based on the stated maintenance renewal rate specified in the contract. The Company's process for establishing VSOE of fair value of maintenance services (PCS) is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers. The Company's process for the establishment of VSOE of fair value for professional services is through a performance of an analysis of the entire population of separate sales of services.

The Company accounts for reimbursements received for out-of-pocket expenses incurred, in accordance with ASC 605-45-45, "Reimbursements Received for Out-of-Pocket Expenses Incurred", under which reimbursements received for out-of-pocket expenses incurred should be characterized as revenue in the income statement. The reimbursements received for out-of-pocket expenses for years ended December 31, 2012, 2011 and 2010 amounted to $ 287, $ 531 and $ 657, respectively.

Accounting for stock-based compensation
Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718 "Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company used its historical stock prices for calculating volatility. The risk-free interest rate assumption is based on the rate of zero-coupon U.S. government securities appropriate for the expected term of the Company's employee stock options. The Company determined the expected life of the options according to the average of the vesting period and the expiration period.

The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. The fair value for options granted in 2012, 2011 and 2010 was estimated at the date of grant using the following weighted average assumptions:

	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	50%	48%	47%
Risk-free interest	1.16%	1.56%	1.67%
Expected term (years)	5.6	4.5	4.5

Advertising expenses
Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 161, $ 82 and $ 224, respectively.

Severance pay
Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Israeli employees are entitled to severance equal to one month's salary for each year of employment or a portion thereof. The Company's liability for its Israeli employees, not under section 14 discussed below, is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing from 2005, new employees of the Company are subject to Section 14 of the Severance Pay Law, under which the payments to the pension funds and insurance companies discharge the Company's obligation to the employees. Accumulated amounts in the pension funds and with the insurance companies are not under the control or administration of the Company, and accordingly, neither those amounts nor the corresponding accrual for severance pay are reflected in the balance sheet. The obligations of the Company, under law and labor agreements, related to termination benefits to employees not covered through section 14 mentioned above, are included in the accrued severance payable.

The severance pay expense for the years ended December 31, 2012, 2011 and 2010 amounted to $ 398, $ 264 and $ 576, respectively.

Fair value of financial instruments
Fair value of financial instruments:

The Company applies the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 -	Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, trade receivables, other current assets, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

Derivative instruments
Derivative instruments:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

Net earnings (loss) per share
Net earnings (loss) per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus potentially dilutive Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

All outstanding stock options have been excluded from the calculation of the diluted net earnings (loss) per share from continuing operations because the securities are anti-dilutive for all periods presented. The total weighted average number of shares related to the outstanding stock options excluded from the calculations of diluted net earnings (loss) per share due to their anti-dilutive effect were 513,691, 484,935 and 648,097 for the years ended December 31, 2012, 2011 and 2010, respectively.

Concentrations of credit risk
Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade receivables and restricted cash.

Cash, cash equivalents and restricted cash are invested mainly in U.S. dollars with major banks in the United States, Israel and other international banks. Such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and therefore bear minimal risk.

The Company's marketable securities include investments in equity and corporate debentures. The Company's investment policy limits the amount the Company may invest in any one type of issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are mainly derived from sales to customers in North America and Europe. In judging the probability of collection from customers the Company continuously monitors collection and payments based upon the Company's historical experience of its existing customers. In connection with customers with whom the Company does not have previous experience, it evaluates the creditworthiness of those customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

Treasury shares
Treasury shares:
The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.
Restructuring
Restructuring:

Exit or Disposal Cost Obligations related to one-time termination benefits provided to terminated employees which no longer provide services to the Company are recorded to the statement of operations as incurred in accordance with Accounting Standard Codification 420, "Exit or Disposal Cost Obligations" ("ASC 420").

On August 10, 2010, the Company implemented a global Restructuring Plan (the "2010 Plan") which included a reduction in the Company's work force in order to align the Company's operations and expenses with anticipated near term revenues. These changes resulted in a 15% reduction in workforce worldwide. The Company recorded $ 181 related to one-time termination benefits provided to terminated employees. As of December 31, 2010, all terminated employees no longer provided services to the Company. In addition, the Company incurred a loss on the disposal of property and equipment in the amount of $ 15.

Comprehensive income
Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains on marketable securities.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimate Useful Lives
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. The fair value for options granted in 2012, 2011 and 2010 was estimated at the date of grant using the following weighted average assumptions:

	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	50%	48%	47%
Risk-free interest	1.16%	1.56%	1.67%
Expected term (years)	5.6	4.5	4.5

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities
The following is a summary of the Company's investment in marketable securities:

	December 31, 2012				December 31, 2011
	Amortized	Gross unrealized	Gross unrealized	Fair	Amortized	Gross unrealized	Gross unrealized	Fair
	cost	Gains	Losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$4,804	$1,076	$(41)	$5,839	$9,146	$1,087	$(117)	$10,116
Corporate debentures	-	-	-	-	559	1	-	560

	$4,804	$1,076	$(41)	$5,839	$9,705	$1,088	$(117)	$10,676

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2012	2011
Cost:

Computers and peripheral equipment	$3,331	$3,845
Office furniture and equipment	518	601
Motor Vehicles	13	13
Leasehold improvements	397	456

	4,259	4,915
Accumulated depreciation	3,699	4,282

Depreciated cost	$560	$633

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2012	2011

Employees and payroll accruals	$1,160	$948
Accrued expenses	443	522

	$1,603	$1,470

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2018. Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$357
2014	456
2015	272
2016	214
2017	220
2018	37

$1,556

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Outstanding Derivative Instruments
The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2011 and 2012 is summarized below

		December 31,
	Balance sheet location	2012	2011
Assets

Foreign exchange option contracts	Other current assets	$7	-
Foreign exchange forward contracts		81	-

		$88	-
Liabilities

Foreign exchange option contracts	Accrued expenses and other liabilities	$-	$(16)
Foreign exchange forward contracts		-	(62)

		$-	$(78)

Derivatives assets (liabilities), net		$88	$(78)

Schedule of Derivative Instruments and Impact on Accumulated Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationships on the net loss and other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$11	$(16)	$-
Foreign exchange forward contracts	69	(70)	124

	$80	$(86)	$124

Schedule of Change in Other Comprehensive Income (Loss) of Unrealized Gains on Foreign Currency Cash Flow Hedge
The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2012:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(78)
Reclassification to earnings of realized loss on foreign currency cash flow hedge	86
Unrealized net gain on foreign currency cash flow hedge	80
Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of December 31, 2012	$88

Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses)
		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location in Statement of Operation	2012	2011	2010

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$(11)	$-	$-
Foreign exchange forward contracts	Financial expense	(5)	-	-
Foreign exchange forward contracts	Cost of sales and operating expenses	(70)	65	90

		$(86)	$65	$90

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$5,839	$-	$-	$5,839
Foreign currency derivative contracts	-	88	-	88

Total	$5,839	$88	$-	$5,927

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$10,116	$-	$-	$10,116
Corporate debentures	-	560	-	560
Foreign currency derivative contracts	-	(78)	-	(78)

Total	$10,116	$482	$-	$10,598

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Stock Option Activity
A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2012 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	469,864	$9.45	3.77	$-
Granted	338,473	$1.47
Forfeited	203,627	$9.21

Outstanding at end of year	604,710	$5.07	4.72	-

Exercisable options at end of year	225,023	$10.7	1.78	-

Vested and expected-to-vest at end of year	472,596	$6.09	4.1	-

Schedule of Stock-Based Compensation Expense
Stock-based compensation (gain) expense in respect of options granted to employees amounted to $ (2), $ 33 and $ 330 for the years ended December 31, 2012, 2011 and 2010, respectively. The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$22	$(24)	$31
Research and development	5	10	(4)
Sales and marketing	20	21	(21)
General and administrative	(49)	26	324

Total	$(2)	$33	$330

Schedule of Outstanding Options to Consultants
The Company's outstanding options to consultants as of December 31, 2012, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

2004	7,500	$11.76	7,500	2014

	7,500		7,500

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011

Deferred tax assets:

Operating loss carryforward	$11,862	$10,628
Reserves and allowances	1,622	1,270

Total deferred tax asset before valuation allowance	13,484	11,898
Valuation allowance	(13,484)	(11,898)

Net deferred tax assets	$-	$-

Schedule of Loss from Operations before Taxes
Loss from before taxes is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$(7,598)	$(7,843)	$(11,403)
Foreign	1,209	1,107	843

	$(6,389)	$(6,736)	$(10,560)

Schedule of Income Tax Expense
Income tax expense is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Current income tax expenses	$55	$62	$49

	$55	$62	$49

Domestic	$-	$-	$-
Foreign	55	62	49

	$55	$62	$49

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
Schedule of Revenues by Geographic Area
The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2012	2011	2010

North America	$6,229	$5,883	$8,948
United Kingdom	2,691	4,991	5,754
Other	1,847	1,512	2,453

	$10,767	$12,386	$17,155

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2012	2011
Property and Equipment:

North America	$400	$311
Israel	158	301
Other	2	21

	$560	$633

Percentage of Total Revenues
Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010

Customer A	22%	38%	30%
Customer B	18%	1%	-
Customer C	10%	9%	6%
Customer D	6%	12%	-
Customer E	3%	9%	14%

SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Supplemental Income Statement
Financial income (expenses), net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Foreign currency translation adjustments	$-	$43	$-
Realized gain on marketable securities	689	28	25
Interest and amortization/accretion of premium/discount on marketable securities	7	38	94
Dividend on equity marketable securities	216	260	155

	912	369	274
Financial expenses:
Other than temporary impairment of marketable securities	-	(336)	(95)
Bank charges	(33)	(45)	(45)
Foreign currency translation adjustments	(23)	-	(55)

	(56)	(381)	(195)

	$856	$(12)	$79

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Other than temporary impairment of marketable securities		$ 336	$ 95
Gain on sale of marketable securities previously impaired	163	9
Goodwill impairment			3,096
Reimbursement revenue	287	531	657
Advertising expense	161	82	224
Severance expense	398	264	576
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	513,691	484,935	648,097
Reduction in workforce			15.00%
Loss on disposition of property			(15)
Termination benefits			$ 181

SIGNIFICANT ACCOUNTING POLICIES (Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	17 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Over the shorter of the related lease period (including option terms) or the life of the asset
Minimum [Member] | Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	10 years
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	6 years
Maximum [Member] | Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	33 years
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	15 years

SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	50.00%	48.00%	47.00%
Risk-free interest	1.16%	1.56%	1.67%
Expected term (years)	5 years 7 months 6 days	4 years 6 months	4 years 6 months

MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,804	$ 9,705
Gross unrealized Gains	1,076	1,088
Gross unrealized Losses	(41)	(117)
Fair value	5,839	10,676
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,804	9,146
Gross unrealized Gains	1,076	1,087
Gross unrealized Losses	(41)	(117)
Fair value	5,839	10,116
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		559
Gross unrealized Gains		1
Gross unrealized Losses
Fair value		$ 560

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 4,259	$ 4,915
Accumulated depreciation	3,699	4,282
Property and equipment, net	560	633
Depreciation cost	351	394	497
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	3,331	3,845
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	518	601
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 397	$ 456

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 1,160	$ 948
Accrued expenses	443	522
Accrued Liabilities, Current, Total	$ 1,603	$ 1,470

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future Minimum Lease Payments [Line Items]
2013	$ 357
2014	456
2015	272
2016	214
2017	220
2018	37
Total	1,556
Rent expense	$ 527	$ 717	$ 686

DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of the change in fair value of a cash flow hedge	$ 5
Notional amount	1,761
Unrealized losses, net of tax, to be reclassified in next 12 months	88
Unrealized gain (loss) from hedge derivatives	166	(151)	34
Derivative assets	88
Cost Of Maintenance [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	2
Research And Development Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	43
Marketing Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	25
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 16

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Outstanding Derivative Instruments Qualified as Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets	$ 88
Derivative liabilities		(78)
Derivatives assets (liabilities), net	88	(78)
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	7
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(16)
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	81
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ (62)

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationships on Net Loss and Other Comprehensive Income (Loss)) (Details) (Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 80	$ (86)	$ 124
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	11	(16)
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 69	$ (70)	$ 124

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Change in Other Comprehensive Income (Loss) of Unrealized Gains on Foreign Currency Cash Flow Hedge) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Other comprehensive loss from unrealized gains on foreign currency cash flow hedge, beginning balance	$ (78)
Reclassification to earnings of realized loss on foreign currency cash flow hedge	86
Unrealized net gain on foreign currency cash flow hedge	80
Other comprehensive income from unrealized gains on foreign currency cash flow hedge, ending balance	$ 88

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses) (Details) (Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (86)	$ 65	$ 90
Foreign exchange option contracts [Member] | Cost of Sales and Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(11)
Foreign exchange option contracts [Member] | Financial expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(5)
Foreign exchange forward contracts [Member] | Cost of Sales and Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (70)	$ 65	$ 90

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets	$ 88
Foreign currency derivative contracts, liabilities		(78)
Total	5,927	10,598
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities	5,839	10,116
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities		560
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets
Foreign currency derivative contracts, liabilities
Total	5,839	10,116
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities	5,839	10,116
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets	88
Foreign currency derivative contracts, liabilities		(78)
Total	88	482
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities		560
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets
Foreign currency derivative contracts, liabilities
Total
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketables securities

SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Nov. 01, 2010 ILS	Oct. 31, 2010 ILS	Dec. 31, 2012 Incentive Share Option Plans [Member] USD ($)	Dec. 31, 2012 Incentive Share Option Plans [Member] Minimum [Member]	Dec. 31, 2012 Incentive Share Option Plans [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance									2,465,113
Ordinary shares still available for future grant							1,042,455
Vesting period for plan								2 years	4 years
Expiration period of granted options								7 years	10 years
Unrecognized compensation cost related to non-vested stock options							$ 132
Unrecognized compensation cost, recognition period							1 year 5 months 1 day
Stock repurchase program, shares repurchased		1,111,796
Reverse stock split
the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1) (i.e., four ordinary shares, NIS 0.01 nominal value each, will be combined into one ordinary share NIS 0.04 nominal value).

Ordinary shares, shares authorized			7,500,000	7,500,000	7,500,000	300,000
Ordinary shares, par value per share			0.04	0.04	0.04	0.01

SHAREHOLDERS' EQUITY (Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Number of options
Outstanding at the beginning of the year	469,864
Granted	338,473
Forfeited	203,627
Outstanding at the end of the year	604,710	469,864
Exercisable options at end of year	225,023
Vested and expected-to-vest at end of year	472,596
Weighted-average exercise price
Outstanding at the beginning of the year	$ 9.45
Granted	$ 1.47
Forfeited	$ 9.21
Outstanding at the end of the year	$ 5.07	$ 9.45
Exercisable options at end of year	$ 10.7
Vested and expected-to-vest at end of year	$ 6.09
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	4 years 8 months 19 days	3 years 9 months 7 days
Exercisable options at end of year	1 year 9 months 11 days
Vested and expected-to-vest at end of year	4 years 1 month 6 days
Aggregate intrinsic value, balance
Total intrinsic value of stock options exercised			$ 23
Weighted-average estimated grant date fair value	$ 0.69	$ 1.14	$ 2.1

SHAREHOLDERS' EQUITY (Allocation of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ (2)	$ 33	$ 330
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	22	(24)	31
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	5	10	(4)
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	20	21	(21)
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ (49)	$ 26	$ 324

SHAREHOLDERS' EQUITY (Options Issued to Consultants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	604,710	469,864
Exercise price per share	$ 1.47
Stock-based compensation	$ (2)	$ 33	$ 330
2004 To Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	7,500
Exercise price per share	$ 11.76
Number of options exercisable	7,500
Options exercisable through	2014
Stock-based compensation			$ 2

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	24.00%	25.00%
Net operating loss carry forward	$ 43,000
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	837
Expiration dates of operating loss carry forwards	10 to 14 years
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	$ 2,500
Amended Rate Year One [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.50%
Amended Rate Year Two [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.50%
Amended Rate Year Three And Thereafter [Member]
Income Tax Disclosure [Line Items]
Income tax rate	12.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rate	10.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%

TAXES ON INCOME (Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Operating loss carryforward	$ 11,862	$ 10,628
Reserves and allowances	1,622	1,270
Total deferred tax asset before valuation allowance	13,484	11,898
Valuation allowance	(13,484)	(11,898)
Net deferred tax assets

TAXES ON INCOME (Loss from Continuing Operations Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic (Israel)	$ (7,598)	$ (7,843)	$ (11,403)
Foreign	1,209	1,107	843
Loss before taxes	$ (6,389)	$ (6,736)	$ (10,560)

TAXES ON INCOME (Components of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic
Foreign	55	62	49
Current Income Tax Expense (Benefit), Total	$ 55	$ 62	$ 49

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 10,767	$ 12,386	$ 17,155
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	6,229	5,883	8,948
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,691	4,991	5,754
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,847	$ 1,512	$ 2,453

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	$ 560	$ 633
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	400	311
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	158	301
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	$ 2	$ 21

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Major customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	22.00%	38.00%	30.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	18.00%	1.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	10.00%	9.00%	6.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	6.00%	12.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	3.00%	9.00%	14.00%

SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Income and Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Foreign currency translation adjustments		$ 43
Realized gain on marketable securities	689	28	25
Interest and amortization/accretion of premium/discount on marketable securities	7	38	94
Dividend on equity marketable securities	216	260	155
Financial income	912	369	274
Financial expenses:
Other than temporary impairment of marketable securities		(336)	(95)
Bank charges	(33)	(45)	(45)
Foreign currency translation adjustments	(23)		(55)
Financial expense	(56)	(381)	(195)
Financial Inome (Expense), Net	$ 856	$ (12)	$ 79

SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Change in Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Allowance for Doubtful Accounts Receivable
Provision (recovery) for doubtful accounts			$ (3)